PGOF-P3 06/24

Summary Prospectus Supplement	June 28, 2024

Putnam Small Cap Growth Fund, Summary Prospectus dated October 30, 2023

Putnam VT Small Cap Growth Fund, Summary Prospectus dated April 30, 2024

Effective June 30, 2024, the section Your fund’s management is replaced in its entirety with the following:

For Putnam Small Cap Growth Fund:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC (Putnam Management)

Portfolio Managers

William Monroe, Portfolio Manager, portfolio manager of the fund since 2017

Tania Harsono, Portfolio Manager, portfolio manager of the fund since 2024

Sub-advisor

Putnam Investments Limited (PIL)*

* Though the investment advisor has retained the services of PIL, PIL does not currently manage any assets of the fund.

Putnam Management and PIL are each indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (Franklin Templeton).

For Putnam VT Small Cap Growth Fund:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC (Putnam Management)

Portfolio Managers

William Monroe, Portfolio Manager, portfolio manager of the fund since 2018

Tania Harsono, Portfolio Manager, portfolio manager of the fund since 2024

Sub-advisor

Putnam Investments Limited (PIL)*

* Though the investment advisor has retained the services of PIL, PIL does not currently manage any assets of the fund.

Putnam Management and PIL are each indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (Franklin Templeton).

Shareholders should retain this Supplement for future reference.

PGOF-P3 06/24